UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21700
Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
913-981-1020
Registrant's telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.
(Unaudited)
	February 28, 2007
	Shares	Value
Trusts — 63.1%(1)
Canada — 63.1%(1)
Coal — 1.7%(1)
Royal Utilities Income Fund	188,600	$1,971,001

Crude/Refined Products Pipeline — 10.8%(1)
Pembina Pipeline Income Fund	899,100	12,571,868

Electric Generation/Services — 6.6%(1)
Boralex Power Income Fund	303,800	2,585,145
Innergex Power Income Fund	230,000	2,645,600
Northland Power Income Fund	219,900	2,497,453

		7,728,198

Oil and Gas Royalty Trusts — 10.7%(1)
ARC Energy Trust	177,200	3,258,189
Canadian Oil Sands Trust	141,500	3,303,643
Crescent Point Energy Trust	280,000	4,214,487
Enerplus Resources Fund	39,200	1,694,990

		12,471,309

Natural Gas Gathering/Processing — 29.8%(1)
AltaGas Income Trust	468,500	10,818,011
Keyera Facilities Income Fund	870,000	12,172,411
Spectra Energy Income Fund(2)	1,297,550	11,762,619

		34,753,041

Natural Gas/Natural Gas Liquid Pipelines — 3.5%(1)
Enbridge Income Fund	408,200	4,084,444

Total Trusts (Cost $82,304,581)		73,579,861

Common Stock — 5.7%(1)
Canada — 0.4%(1)
Natural Gas/Natural Gas Liquid Pipelines — 0.4%(1)
Enbridge, Inc.	5,900	187,443
TransCanada Corp.	8,300	264,853

		452,296

Republic of the Marshall Islands — 5.3%(1)
Shipping — 5.3%(1)
Double Hull Tankers, Inc.	79,800	1,159,494
Seaspan Corp.	199,200	5,081,592

		6,241,086

Total Common Stock (Cost $5,770,645)		6,693,382

	February 28, 2007
	Shares	Value
Master Limited Partnerships and
Related Companies — 65.8%(1)
United States — 63.8%(1)
Crude/Refined Products Pipeline — 40.2%(1)
Enbridge Energy Management, L.L.C.(3)(4)	244,352	$12,476,627
Enbridge Energy Partners, L.P.	15,200	802,712
Kinder Morgan Management, L.L.C.(3)(4)	330,482	16,527,427
Magellan Midstream Partners, L.P.	179,500	7,556,950
Plains All American Pipeline, L.P.	117,778	6,536,679
TEPPCO Partners, L.P.	44,577	1,905,221
Valero, L.P.	16,500	1,039,500

		46,845,116

Natural Gas Gathering/Processing — 0.5%(1)
Regency Energy Partners, L.P.	19,600	539,392

Natural Gas/Natural Gas Liquid Pipelines — 22.4%(1)
Energy Transfer Partners, L.P.	134,600	7,424,536
Enterprise Products Partners, L.P.	267,210	8,152,577
ONEOK Partners, L.P.	48,200	3,120,468
TC Pipelines, L.P.(5)(6)	216,951	7,465,284

		26,162,865

Propane Distribution — 0.7%(1)
Inergy, L.P.	26,265	815,003

Republic of the Marshall Islands — 2.0%(1)
Shipping — 2.0%(1)
Teekay Offshore Partners, L.P.(4)	80,258	2,391,688

Total Master Limited Partnerships and
Related Companies (Cost $59,862,383)		76,754,064

Corporate Bonds — 10.3%(1)	Principal Amount
Canada — 2.2%(1)
Oil Sands Producers — 2.2%(1)
OPTI Canada, Inc., 8.25%, 12/15/2014(5)	$2,500,000	2,587,500

United States — 8.1%(1)
Crude/Refined Products Pipeline — 6.4%(1)
SemGroup, L.P., 8.75%, 11/15/2015(5)	7,300,000	7,409,500

Electric Generation/Services — 1.7%(1)
NRG Energy, Inc., 7.25%, 2/1/2014	1,000,000	1,020,000
NRG Energy, Inc., 7.375%, 2/1/2016	1,000,000	1,020,000

		2,040,000

Total Corporate Bonds (Cost $11,895,924)		12,037,000

	February 28, 2007
	Shares	Value
Short-Term Investments — 3.2%(1)
Ireland — 1.5%(1)
Fidelity Institutional Cash Fund, 4.16%(7)(8)	2,046,712	$1,750,374
United States — 1.7%(1)
Evergreen Institutional Money Market Fund, 5.35%(7)(9)	1,933,222	1,933,222

Total Short-Term Investments (Cost $3,691,836)		3,683,596

Total Investments — 148.1%(1)
(Cost $163,525,369)		172,747,903
Auction Rate Senior Notes — (34.3%)(1)		(40,000,000)
Interest Rate Swap Contracts — (0.5%)(1)
$55,000,000 notional — Unrealized Depreciation		(652,480)
Forward Foreign Currency Contracts — 0.2%(1)
Canadian Dollar Currency Contracts— Unrealized Appreciation		264,997
Other Assets and Liabilities — (0.6%)(1)		(731,918)
Preferred Shares at Redemption Value — (12.9%)(1)		(15,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$116,628,502

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(3)	Non-income producing, security distributions are paid in kind.
(4)	Related companies of master limited partnerships.
(5)	Security is deemed to be restricted.
(6)	Fair valued security represents a total market value of $7,465,284 which represents 6.4% of net assets.
(7)	Rate reported is the 7-day effective yield as of February 28, 2007.
(8)	Value of shares denominated in Canadian dollars.
(9)	All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held or principal amount, the acquisition dates, acquisition cost, value per unit of such securities and value as percent of net assets which the securities comprise.
Company	Security	Number of Units Held or Principal Amount	Acquisition Dates	Acquisition Cost	Value Per Unit	Value as Percent of Net Assets

OPTI Canada, Inc.	Corporate Bond	$2,500,000	12/08/06-12/14/06	$2,533,250	N/A	2.2%
SemGroup, L.P.	Corporate Bond	$7,300,000	11/04/05-02/21/06	7,370,290	N/A	6.4
TC Pipelines, L.P.	Common Units	216,951	02/21/07	7,499,996	$34.41	6.4

				$17,403,536		15.0%

The carrying value per unit of unrestricted common units of TC Pipelines, L.P. was $36.21 on February 20, 2007, the date of the purchase agreement, and $37.55 on February 21, 2007, the date of acquisition and date an enforceable right to acquire the restricted TC Pipelines, L.P. securities was obtained by the Company.
As of February 28, 2007, the aggregate cost of securities for Federal income tax purposes was $161,835,877. At February 28, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,908,745 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,996,719. The net unrealized appreciation at February 28, 2007 was $10,912,026.
Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of the security of an affiliate held by the Company as of February 28, 2007 amounted to $11,762,619, representing 10.1 percent of net assets applicable to common stockholders. A summary of affiliated transactions for the company which is or was an affiliate at February 28, 2007 or during the period from December 1, 2006 through February 28, 2007, is as follows:
	Share			Realized		February 28, 2007
	Balance 11/30/06	Gross Additions	Gross Deductions	Gain (Loss)	Dividend Income	Share Balance	Value

Spectra Energy Income Fund(1)	1,297,550	$ —	$ —	$ —	$233,343(2)	1,297,550	$11,762,619
(1)	Formerly Duke Energy Income Fund
(2)	Gross dividend received.

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
TORTOISE NORTH AMERICAN ENERGY CORPORATION
By	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	April 20, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	April 20, 2007
By	/s/ Terry Matlack
Terry C. Matlack, Chief Financial Officer
Date	April 20, 2007